Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 7, 2013

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.:  333-17391 and 811-07959
Orinda Income Opportunities Fund (S000041252)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Orinda Income Opportunities Fund (the “Fund”), is Post-Effective Amendment No. 529 under the 1933 Act and Amendment No. 531 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of registering a new share class for the Fund.

Please note that the Staff last provided a full review of the Trust’s registration statement relating to the Fund filed as Post-Effective Amendment No. 500 to the Trust’s Registration Statement on April 12, 2013, and the Trust responded to the Staff’s comments in Post-Effective Amendment No. 518 to the Trust’s Registration Statement filed on June 27, 2013.  Therefore, pursuant to Investment Company Act Release No. IC-13768, we hereby request that Post-Effective Amendment No. 529 be afforded selective review limited to only those sections of the registration statement related to the registration of a new Class D for the Fund.  Selective review would serve to expedite the review process for the Fund as well as use the Staff’s time more effectively.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing will become effective October 6, 2013.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to address Staff comments and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust

Enclosures